Acquisitions	12 Months Ended
Dec. 31, 2012
Acquisitions

3. Acquisitions

2012 Activity

During 2012, the Company completed three tuck-in acquisitions that by nature were complementary to the Company’s core businesses and from an accounting standpoint were not significant.

2010 Activity

On April 1, 2010, the Company acquired the Mapa Spontex Baby Care and Home Care businesses (“Mapa Spontex”) of Total S.A. (“Total”) through the acquisition of certain of Total’s subsidiaries for a Euro purchase price of approximately €200 or approximately $275 (the “Acquisition”). The total value of the transaction, including debt assumed and/or repaid, was approximately €305 (approximately $415). Mapa Spontex is a global manufacturer and distributor of primarily baby care and home care products with leading market positions in Argentina, Brazil and Europe in the core categories it serves. Its baby care portfolio includes feeding bottles, soothers, teats and other infant accessories sold primarily under the Fiona®, First Essentials®, Lillo®, NUK® and Tigex® brands; and health care products, including condoms sold under the Billy Boy® brand. Its home care portfolio includes sponges, rubber gloves and related cleaning products for industrial, professional and retail uses sold primarily under the Mapa® and Spontex® brands. The Acquisition is expected to expand the Company’s product offerings and distribution channels into new, attractive categories and further diversify revenue streams and increase the Company’s international presence. The Acquisition is consistent with the Company’s strategy of purchasing leading, niche consumer-oriented brands with attractive cash flows and strong management. Mapa Spontex is reported in the Company’s Branded Consumables segment and is included in the Company’s results of operations from April 1, 2010 (the “Acquisition Date”). The Company’s 2010 consolidated statement of operations includes approximately $539 of net sales and approximately $31 of operating earnings related to Mapa Spontex.

In addition, the Company completed three tuck-in acquisitions during 2010. On October 1, 2010, the Company acquired Aero Products International, Inc. (“Aero”), a leading provider of premium, air-filled mattresses under brand names including Aero®, Aerobed® and Aero Sport®. The acquisition of Aero is expected to expand distribution channels, as well as expand the Company’s current Coleman product offerings of indoor and outdoor air beds and accessories. Aero is reported in the Company’s Outdoor Solutions segment and is included in the Company’s results of operations from October 1, 2010. On December 17, 2010, the Company acquired Quickie Manufacturing Corporation (“Quickie”), a leading supplier and distributor of innovative cleaning tools and supplies. Quickie designs, manufactures and distributes cleaning products including mops, brooms, dusters, dust pans, brushes, buckets and other supplies, for traditional in-home use, as well as commercial and contractor-grade applications sold primarily under the leading brands Quickie Original®, Quickie Home-Pro®, Quickie Professional®, Quickie Microban® and Quickie Green Cleaning®. The Quickie acquisition complements the Mapa Spontex acquisition by combining Quickie’s leading domestic position in household stick and smallware cleaning supplies with Mapa Spontex’s leading international position in gloves and sponges and provides the Company with a complete product line in conventional cleaning supplies to offer our retailers both domestically and internationally. Quickie is reported in the Company’s Branded Consumables segment and is included in the Company’s results of operations from December 17, 2010. Additionally, during 2010, the Company completed another tuck-in acquisition. The combined cash purchase price, net of cash acquired, for the Aero and Quickie acquisitions was approximately $270. All three tuck-in acquisitions were complementary to the Company’s core businesses and from an accounting standpoint were not significant.

Supplemental pro forma information has not been provided for Mapa Spontex as the acquired operations were a component of a significantly larger legal entity and separate historical financial statements were not prepared and could not be prepared to a sufficient level of reliability, as well as be inclusive of all costs necessary to operate the acquired businesses as a stand-alone operation. As such, the compilation of the requisite historical financial data is impracticable. Supplemental pro forma financial information for Aero and Quickie have been excluded as they are not material to the consolidated financial position, results of operations or cash flows of the Company.

For 2012 and 2010, cost of sales includes a charge of $6.0 and $27.4, respectively, for the purchase accounting adjustment for the elimination of manufacturer’s profit in inventory related to acquisitions.

For 2012 and 2010, SG&A includes $3.5 and $23.1, respectively, in transaction costs related to acquisitions.